Note 05 - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Breakdown by financial assets/ liability category [Abstract]
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 5,655	€ 5,575	€ 2,962
Trading Fair Value [Member]
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Fixed Income and Currencies	5,045	5,116	5,352
Other trading income (loss)	517	390	(2,607)
Total trading income (loss)	5,563	5,506	2,745
Non-Trading Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Debt securities	(94)	89	(43)
Equity securities	24	(10)	47
Loans and loan commitments	(8)	112	5
Deposits	(4)	(5)	14
Other non-trading finacial assets mandatory at fair value through profit and loss	18	31	(73)
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(65)	217	(61)
Designated Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Loans and loan commitments	5	12	2
Deposits	2	0	4
Long-term debt	157	(180)	265
Other financial assets/liabilities designated at fair value through profit or loss	(7)	20	11
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	€ 158	€ (148)	€ 277